Commitments (Details Textual) (USD $)	11 Months Ended
Dec. 31, 2012
Underwriting Discounts And Commissions.	$ 1,387,500
Underwriting discount	2.50%
Cash payment for services	7,500
Other accrued liabilities, current	$ 15,000